UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6269

                      (Investment Company Act File Number)


                              Cash Trust Series II
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/08


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




TREASURY CASH SERIES II
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                   REPURCHASE AGREEMENTS--100.2%
  $ 56,258,000     Interest in $3,300,000,000 joint repurchase agreement 5.100%, dated 8/31/2007 under which BNP       $  56,258,000
                   Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to
                   1/15/2017 for $3,301,870,000 on 9/4/2007.  The market value of the underlying securities at the end of the period was $3,367,907,609.
    60,000,000     Interest in $2,850,000,000 joint repurchase agreement 5.100%, dated 8/31/2007 under which              60,000,000
                   Citigroup Global Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 2/15/2027 for $2,851,615,000 on 9/4/2007.  The market value of the underlying securities at the end of the period was $2,908,647,401.
    60,000,000     Interest in $1,800,000,000 joint repurchase agreement 5.120%, dated 8/31/2007 under which              60,000,000
                   Greenwich Capital Markets, Inc. will repurchase U.S. Treasury securities with various maturities to 5/15/2037 for $1,801,024,000 on 9/4/2007.  The market value of the underlying securities at the end of the period was $1,836,001,881.
    60,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.100%, dated 8/31/2007 under which ING          60,000,000
                   Financial Markets LLC will repurchase U.S. Treasury securities with various maturities to
                   2/15/2026 for $2,001,133,333 on 9/4/2007.  The market value of the underlying securities at the end of the period was $2,040,002,396.
    60,000,000     Interest in $1,850,000,000 joint repurchase agreement 5.120%, dated 8/31/2007 under which J.P.         60,000,000
                   Morgan Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                   5/15/2037 for $1,851,052,444 on 9/4/2007.  The market value of the underlying securities at the end of the period was $1,887,001,700.
     2,000,000   1 Interest in $150,000,000 joint repurchase agreement 5.210%, dated 9/20/2006 under which Morgan          2,000,000
                   Stanley & Co., Inc. will repurchase U.S. Treasury securities with various maturities to
                   3/15/2009 for $157,901,833 on 9/19/2007.  The market value of the underlying securities at the end of the period was $160,844,228.
     3,500,000   1 Interest in $200,000,000 joint repurchase agreement 5.200%, dated 5/22/2007 under which UBS             3,500,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 1/15/2026 for
                   $210,515,556 on 5/21/2008.  The market value of the underlying securities at the end of the period was $213,959,760.
     4,000,000   1 Interest in $197,000,000 joint repurchase agreement 5.250%, dated 5/31/2007 under which UBS             4,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for
                   $207,457,417 on 5/30/2008.  The market value of the underlying securities at the end of the period was $210,897,412.
     3,000,000   1 Interest in $155,000,000 joint repurchase agreement 5.320%, dated 6/14/2007 under which UBS             3,000,000
                   Securities LLC will repurchase U.S. Treasury securities with various maturities to 8/15/2016 for
                   $163,337,622 on 6/13/2008.  The market value of the underlying securities at the end of the period was $166,064,893.
                      TOTAL INVESTMENTS - 100.2%                                                                         308,758,000
                      (AT AMORTIZED COST)2
                      OTHER ASSETS AND LIABILITIES - NET - (0.2)%                                                          (515,644)
                      TOTAL NET ASSETS - 100%                                                                          $ 308,242,356

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2    Also represents cost for federal tax purposes.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  CASH TRUST SERIES II

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007